Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases [Table Text Block]
Minimum future obligations under capital and operating leases at December 31, 2012 are as follows:

(in thousands)	Capital Leases	Operating Leases
2013	$5,396	$16,309
2014	5,304	11,389
2015	5,290	9,834
2016	3,998	5,879
2017	1,429	3,234
Thereafter	1,429	7,809
	22,846	$54,454
Less: Amount representing interest	(2,958)
	19,888
Less: Current portion	(4,203)
Long-term portion	$15,685

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties [Table Text Block]
At December 31, 2012, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2013	$54,754	$9,224
2014	4,124	3,762
2015	1,339	1,773
2016	152	1,798
2017	—	1,799
Thereafter	—	2,905
	$60,369	$21,261